Segment Reporting - Geographical (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Geographical
Revenue	$ 844.1	$ 653.2
Royalty, stream and working interests	4,797.8	4,555.6
Investments and loan receivable (Note 6)	183.2	169.7
Oil and gas well equipment	9.3	10.2
Peru
Geographical
Revenue	145.3	148.6
Royalty, stream and working interests	825.5	886.2
Chile
Geographical
Revenue	103.1	70.5
Royalty, stream and working interests	504.2	504.0
Panama
Geographical
Revenue	64.7
Royalty, stream and working interests	1,348.4	1,364.9
Other Latin America other than Peru, Chile and Panama
Geographical
Revenue	56.1	49.2
Royalty, stream and working interests	48.1	52.6
United States
Geographical
Revenue	166.6	137.2
Royalty, stream and working interests	1,300.2	931.1
Canada
Geographical
Revenue	166.2	122.6
Royalty, stream and working interests	504.9	503.9
Rest of World
Geographical
Revenue	142.1	125.1
Royalty, stream and working interests	$ 266.5	$ 312.9